Nuclear Decommissioning Trust Fund Investments (Fair Value And The Gross Unrealized Losses Of The Available-For-Sale Securities Held In Nuclear Decommissioning Trust Fund) (Details) (USD $)
In Millions, unless otherwise specified
Dec. 31, 2012
Nuclear Decommissioning Trust Fund Investments [Line Items]
Less than 12 months, fair value	$ 24
Less than 12 months, gross unrealized losses	1
12 months or greater, fair value	14
12 months or greater, gross unrealized losses	10
Total, fair value	38
Total, gross unrealized losses	11
Debt Securities [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Less than 12 months, fair value	17
Total, fair value	17
Equity Securities [Member]
Nuclear Decommissioning Trust Fund Investments [Line Items]
Less than 12 months, fair value	7
Less than 12 months, gross unrealized losses	1
12 months or greater, fair value	14
12 months or greater, gross unrealized losses	10
Total, fair value	21
Total, gross unrealized losses	$ 11